Adv Inv | Spartan Real Estate Index Fund
Fund Summary Fund/Class: Spartan® Real Estate Index Fund/Investor, Fidelity Advantage®
Investment Objective
The fund seeks to provide investment results that correspond to the total return of equity REITs and other real estate-related investments.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Adv Inv Spartan Real Estate Index Fund (USD $)	Investor Class	Fidelity Advantage Class
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	0.75%	0.75%
Annual index fund fee (for fund balances under $10,000)	10.00	10.00

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses Adv Inv Spartan Real Estate Index Fund		Investor Class	Fidelity Advantage Class
Management fee		0.14%	0.14%
Distribution and/or Service (12b-1) fees		none	none
Other expenses		0.20%	0.06%
Total annual operating expenses	[1]	0.34%	0.20%
Fee waiver and/or expense reimbursement	[2]	0.07%	0.07%
Total annual operating expenses after fee waiver and/or expense reimbursement	[1]	0.27%	0.13%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses. As a result, the total annual operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitations of the fund.
[2]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Investor Class and Fidelity Advantage Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.26% and 0.12%, respectively. These arrangements will remain in effect through September 30, 2013, after which date FMR, in its sole discretion, may discontinue these arrangements at any time.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example Adv Inv Spartan Real Estate Index Fund (USD $)	Investor Class	Fidelity Advantage Class
1 year	28	13
3 years	101	56
5 years	183	104
10 years	423	247

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. For the period from September 8, 2011 to July 31, 2012, the fund's portfolio turnover rate was 67% of the average value of its portfolio.
Principal Investment Strategies
Normally investing at least 80% of assets in securities included in the Dow Jones U.S. Select Real Estate Securities IndexSM (the Index). Lending securities to earn income for the fund.
Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Real Estate Industry Concentration. Changes in real estate values or economic downturns can have a significant negative effect on issuers in the real estate industry.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from its index.
In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Performance
Performance history will be available for the fund after the fund has been in operation for one calendar year.